RECURRING FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	Sep. 30, 2022 item Y	Dec. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 item	Dec. 31, 2021 Y	Feb. 11, 2021
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and rights outstanding, measurement input	0.0404	1.26			0.0126		0.46
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and rights outstanding, measurement input	5.39		5.0			5.0	5.0
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and rights outstanding, measurement input	0.069	10.50			0.1050		23.0
Dividend rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and rights outstanding, measurement input	0.000	0.0			0.000		0.00
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and rights outstanding, measurement input	0.1150			11.50	0.1150		11.50
Market implied likelihood of IBC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and rights outstanding, measurement input	0.069